Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Allowance for Credit Losses) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	$ 9,601	$ 9,598	$ 9,745	$ 9,141
Provision for credit losses	1,001	1,341	2,040	2,553
Write-offs, net of recoveries	(1,124)	(1,102)	(2,126)	(2,059)
Foreign exchange disposals and other adjustments	(24)	(248)	(205)	(46)
Allowance account for credit losses of financial assets, Balance at end of period	9,454	9,589	9,454	9,589
Loans [member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	8,567	8,655	8,689	8,094
Allowance account for credit losses of financial assets, Balance at end of period	8,419	8,613	8,419	8,613
Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	9,597	9,594	9,741	9,137
Provision for credit losses	1,000	1,340	2,039	2,552
Write-offs, net of recoveries	(1,124)	(1,102)	(2,126)	(2,059)
Foreign exchange disposals and other adjustments	(24)	(248)	(205)	(46)
Allowance account for credit losses of financial assets, Balance at end of period	9,449	9,584	9,449	9,584
Allowance For Credit Losses On Debt Securities [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	4	4	4	4
Provision for credit losses	1	1	1	1
Write-offs, net of recoveries	0	0	0	0
Foreign exchange disposals and other adjustments	0	0	0	0
Allowance account for credit losses of financial assets, Balance at end of period	5	5	5	5
Allowance For Credit Losses On Debt Securities [Member] | Debt securities at amortized cost [member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	2	3	2	3
Provision for credit losses	0	0	0	0
Write-offs, net of recoveries	0	0	0	0
Foreign exchange disposals and other adjustments	0	0	0	0
Allowance account for credit losses of financial assets, Balance at end of period	2	3	2	3
Allowance For Credit Losses On Debt Securities [Member] | Debt securities FVOCI [member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	2	1	2	1
Provision for credit losses	1	1	1	1
Write-offs, net of recoveries	0	0	0	0
Foreign exchange disposals and other adjustments	0	0	0	0
Allowance account for credit losses of financial assets, Balance at end of period	3	2	3	2
At Amortized Cost [Member] | Loans [member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	8,566	8,654	8,689	8,094
Allowance account for credit losses of financial assets, Balance at end of period	8,419	8,613	8,419	8,613
At FVOCI [Member] | Loans [member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	1	1	0	0
Allowance account for credit losses of financial assets, Balance at end of period	0	0	0	0
Allowance For Off Balance Sheet Insturments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	1,030	939	1,052	1,043
Allowance account for credit losses of financial assets, Balance at end of period	1,030	971	1,030	971
Residential mortgages [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	383	368	357	365
Provision for credit losses	38	(14)	69	(15)
Write-offs, net of recoveries	(1)	0	(4)	(1)
Foreign exchange disposals and other adjustments	0	(6)	(2)	(1)
Allowance account for credit losses of financial assets, Balance at end of period	420	348	420	348
Consumer instalment and other personal [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	2,207	2,189	2,273	2,133
Provision for credit losses	327	380	628	736
Write-offs, net of recoveries	(318)	(307)	(661)	(641)
Foreign exchange disposals and other adjustments	(1)	(41)	(25)	(7)
Allowance account for credit losses of financial assets, Balance at end of period	2,215	2,221	2,215	2,221
Credit card [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	2,796	2,797	2,790	2,699
Provision for credit losses	396	451	879	901
Write-offs, net of recoveries	(411)	(435)	(831)	(871)
Foreign exchange disposals and other adjustments	2	(97)	(55)	(13)
Allowance account for credit losses of financial assets, Balance at end of period	2,783	2,716	2,783	2,716
Businesses and government [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	4,211	4,240	4,321	3,940
Provision for credit losses	239	523	463	930
Write-offs, net of recoveries	(394)	(360)	(630)	(546)
Foreign exchange disposals and other adjustments	(25)	(104)	(123)	(25)
Allowance account for credit losses of financial assets, Balance at end of period	$ 4,031	$ 4,299	$ 4,031	$ 4,299